Postretirement Benefit Plans - Summary of Estimated Future Pension Benefit Payments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension and Other Postretirement Benefit Expense [Abstract]
2016	$ 21
2017	14
2018	17
2019	18
2020	19
Years 2021-2025	$ 124